Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies (Textual)
Royalties rate, description	The Company is required to pay royalties at a rate of 5% of sales of products developed with funds provided by the BIRD-F, up to an amount equal to 150% of the BIRD-F's grant, linked to the United States Consumer Price Index ("CPI") relating to such products.
Grants intended costs, description	The grant was intended to cover up to 50% from the costs of the office establishment, logistics expenses and hiring employees and consultants in India and China, based on the approved budget for the plan over a period of three years.
Bank guarantee, description	The Company established a bank guarantee to one of the Company's customers that amounted to $271, which will expire on March 2, 2020 and to the Israeli Customs Authority that amounted to $36, which will expire on April 30, 2020.
MOE [Member]
Commitments and Contingencies (Textual)
Royalty payable range	3.00%
Grant approved over a period	5 years
Total marketing grants			$ 668
Royalties aggregate amount
Israel United States Bi National Industrial Research and Development Foundation [Member]
Commitments and Contingencies (Textual)
Proceeds from grants received	340
Pay royalties up to an amount	867	$ 477
Linkage to CPI	578
Net of royalties paid	$ 390
Israel Innovation Authority [Member]
Commitments and Contingencies (Textual)
Royalty payable range	3.00%
Percent of grants received paid in royalties	100.00%
Total commitment with respect to royalty-bearing participation received, net of royalties paid	$ 51,008
Proceeds from grants received	46,660
Accumulated interest, grants	20,064
Net of royalties paid	15,716
Royalty expenses	990	$ 922	$ 1,303
Royalties aggregate amount	$ 9